LIQUIDITY (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Feb. 26, 2021	Jun. 30, 2020
Net income	$ 6,747,435	$ 2,470,882
Net cash used in operations	4,231,439	4,019,560
Working capital deficit	2,167,058
Accumulated deficit	39,488,150	$ 32,740,715
Proceeds from offering	$ 8,100,000
Subsequent Event [Member]
Amount of investment by shareholders in form of newly designated Series C Convertible Preferred Stock			$ 4,500,000	$ 4,500,000
PPP/CARES Act program [Member]
Loan amont					$ 1,400,000